Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 8— INCOME TAXES

Taxes payable consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Income tax payable	$1,335,686	$2,045,559
Value added tax payable	164,739	889,257
Business tax payable	22,347	43,704
Withholding taxes payable	74,808	112,113
Other taxes payable	14,920	42,405
Total taxes payable	$1,612,500	$3,133,038

 BVI

Nisun International, formerly known as Hebron Technology, and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nisun HK and Nami HK are the companies registered in Hong Kong and subject to a corporate income tax of 17.5% if revenue is generated in Hong Kong. No revenue was generated in Hong Kong for the six months ended June 30, 2021 and 2020.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Hengpu qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Hengpu’s High-technology certificate is valid for three years starting from November 2018 and subject to renewal. Starting from the year ended December 31, 2020, Fintech was recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15% for three years. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of "preferential catalogue of income tax for key industries encouraged to develop in Xinjiang's difficult areas", the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. Nisun Gold, Fintech, Ningbo, Fintech Shanxi, Fintech Mongolia, Fintech Shandong, Fintech Jiangxi, and Fintech JX are subject to a favorable income tax rate of 2.5% due to being small-scale taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) are as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2020
	(Unaudited)	(Unaudited)
Current tax provision	$3,044,910	$392,601
Deferred tax provision (benefit)	(200,350)	(85,247)
Total	$2,844,560	$307,354

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred tax assets
Provision for doubtful accounts	$368,833	$368,165
Operating loss carryforwards	107,920	456,370
Total deferred tax assets	476,753	824,535
Less: valuation allowance	(368,833)	(368,165)
Net deferred tax assets	$107,920	$456,370

The change in valuation allowance for the six months ended June 30, 2021 and for the year ended December 31, 2020 amounted to $3,901, and $973,712, respectively.

	June 30, 2021	December 31, 2020
	(Unaudited)
Deferred tax liabilities
Intangible assets acquired from business combinations	$590,326	$676,015
Total deferred tax liabilities	$590,326	$676,015

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other.

The following table reconciles the China statutory rates to the Group’s effective tax rate for the six months ended June 30, 2021 and 2020:

	For the six months ended June 30, 2021	For the six months ended June 30, 2020
	(Unaudited)	(Unaudited)
China Income tax statutory rate	25.0%	25.0%
Effect of favorable income tax rates	(6.1)%	(21.2)%
Non-deductible items in China and others	0%	0.2%
Foreign loss not recognized in China	2.4%	2.9%
Effective tax rate	21.3%	6.9%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of June 30, 2021, the tax years ended December 31, 2018 through December 31, 2020 for the Group’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

The per share effect of favorable income tax rates for the six months ended June 30, 2021, and 2020 were $0.04, and $ 0.06, respectively.